FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale	$ 188,186	$ 175,305
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	16,977	15,642
Privately-held companies	17,727	15,725
Marketable securities held for sale	188,186	175,305
Foreign exchange forward and cylinders - net asset position	5,293
Foreign exchange forward and cylinders - net asset position		(151)
Total assets and liabilities	228,183	206,521
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position
Privately-held companies
Marketable securities held for sale	188,186	175,305
Foreign exchange forward and cylinders - net asset position
Foreign exchange forward and cylinders - net asset position
Total assets and liabilities	188,186	175,305
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	16,977	15,642
Privately-held companies
Marketable securities held for sale
Foreign exchange forward and cylinders - net asset position	5,293
Foreign exchange forward and cylinders - net asset position		(151)
Total assets and liabilities	22,270	15,491
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position
Privately-held companies	17,727	15,725
Marketable securities held for sale
Foreign exchange forward and cylinders - net asset position
Foreign exchange forward and cylinders - net asset position
Total assets and liabilities	$ 17,727	$ 15,725